Cover Page	Oct. 30, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Registrant Name	Cimpress plc
Entity Incorporation, State or Country Code	L2
Entity File Number	000-51539
Entity Tax Identification Number	98-0417483
Entity Address, Address Line One	First Floor Building 3,
Entity Address, Address Line Two	Finnabair Business and Technology Park
Entity Address, Postal Zip Code	A91 XR61
Entity Address, City or Town	Dundalk, Co. Louth
Entity Address, Country	IE
City Area Code	353
Local Phone Number	42 938 8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Ordinary Shares, nominal value per share of €0.01
Trading Symbol	CMPR
Security Exchange Name	NASDAQ
Entity Central Index Key	0001262976
Amendment Flag	false